Credit facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit facility
Balance, begin of period	$ 0	$ 0
Borrowings	16,700	0
Repayments	10,000	0
Balance, end of period	$ 6,700	$ 0